VESSELS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Cost	$ 1,916,581	$ 1,955,880
Accumulated depreciation	423,497	396,168
Vessels and equipment, net	1,493,084	1,559,712
Property, Plant and Equipment, Transfers and Changes	27,000
Cost Capitalised from Modifications to Vessels, before Transfer to the Vessel	$ 1,000	$ 500